Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	TXNM ENERGY, INC
Amendment Flag	false
CIK	0001108426
EBP 005
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	TXNM ENERGY, INC
Amendment Flag	false
CIK	0001108426